Commitments and Contingencies - Letters of Credit (Details) - Standby Letters of Credit - Line of Credit - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Commitment	$ 550.0	$ 770.0
In Use	338.6	416.9
Letters of credit outstanding, amount	$ 173.0	253.3
Minimum
Line of Credit Facility [Line Items]
Debt instrument, term	1 year
Maximum
Line of Credit Facility [Line Items]
Debt instrument, term	2 years
Lloyds Bank plc(2)
Line of Credit Facility [Line Items]
Commitment	$ 200.0	250.0
In Use	133.8	151.2
Letters of credit outstanding, amount	44.2	92.4
Citibank N.A. London branch(1)(2)
Line of Credit Facility [Line Items]
Commitment	70.0	100.0
In Use	52.3	100.1
Letters of credit outstanding, amount	55.2	104.4
Barclays Bank plc(1)(2)
Line of Credit Facility [Line Items]
Commitment	140.0	220.0
In Use	84.3	88.2
Letters of credit outstanding, amount	37.7	45.7
Bank of Montreal(1)(2)
Line of Credit Facility [Line Items]
Commitment	140.0	200.0
In Use	68.2	77.4
Letters of credit outstanding, amount	35.9	10.8
Unsecured | Lloyds Bank plc(2)
Line of Credit Facility [Line Items]
Commitment	25.0	25.0
In Use	20.6	24.3
Unsecured | Barclays Bank plc(1)(2)
Line of Credit Facility [Line Items]
Commitment	60.0	60.0
In Use	53.3	51.4
Unsecured | Bank of Montreal(1)(2)
Line of Credit Facility [Line Items]
Commitment	40.0	100.0
In Use	36.1	70.8
Secured | Lloyds Bank plc(2)
Line of Credit Facility [Line Items]
Commitment	100.0	175.0
In Use	38.2	76.9
Secured | Citibank N.A. London branch(1)(2)
Line of Credit Facility [Line Items]
Commitment	70.0	100.0
In Use	52.3	100.1
Secured | Barclays Bank plc(1)(2)
Line of Credit Facility [Line Items]
Commitment	80.0	160.0
In Use	31.0	36.8
Secured | Bank of Montreal(1)(2)
Line of Credit Facility [Line Items]
Commitment	100.0	100.0
In Use	32.1	6.6
Secured accordion | Lloyds Bank plc(2)
Line of Credit Facility [Line Items]
Commitment	75.0	50.0
In Use	75.0	$ 50.0
Secured accordion | Barclays Bank plc(1)(2)
Line of Credit Facility [Line Items]
Commitment	80.0
Secured accordion | Bank of Montreal(1)(2)
Line of Credit Facility [Line Items]
Commitment	60.0
Uncommitted Tranche | Citibank N.A. London branch(1)(2)
Line of Credit Facility [Line Items]
Commitment	$ 200.0